Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
(11)	Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through August 7, 2025, the issuance date of these unaudited interim consolidated financial statements, and has not identified any additional items that have not previously been mentioned elsewhere requiring disclosure.

(14)Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through March 31, 2025, the issuance date of these consolidated financial statements, and has identified the following matter requiring disclosure.

Moderna Collaboration and License Agreement

In February 2025, Moderna nominated ten additional oncology research targets, four of which replaced two oncology research targets and two autoimmune research targets, which Moderna concurrently ceased developing. As of February 2025, Moderna has nominated all 12 oncology research targets under the collaboration for which the Company has the potential to receive future milestones and royalty payments. The Company will not conduct any additional research activities under the collaboration agreement and the Company will not be receiving any further research funding from Moderna under the collaboration agreement. Moderna also agreed to terminate the in vivo oncology field exclusivity, which would allow the Company to pursue in vivo CAR-M programs outside of the 12 nominated oncology targets and product polypeptides. The final research and development payment of $2.9 million was received in January 2025 which will be recognized as collaboration revenue for research and development services in the first quarter of 2025. The Company does not expect to recognize any additional unsatisfied research and development performance obligations.

2025 Cash Preservation Plan

As part of a further revised plan approved by the Company’s board of directors, on March 25, 2025, to preserve the Company’s existing cash resources following its reduction in workforce (the “cash preservation plan”), the Company reduced its operations to those necessary to identify and explore a range of strategic alternatives to maximize value and prepare to wind down its business. The cash preservation plan prioritizes payments necessary and appropriate for those reduced operations and those that will help to evaluate our strategic alternatives. Potential strategic alternatives to be explored and evaluated may include, among other transactions, the sale, license, monetization or divestiture of one or more of the Company’s assets or technologies, a strategic collaboration or partnership with one or more parties or the merger or sale of the Company. Any future resumption of research and development activities would depend on completing a strategic transaction that would support the Company’s prior operating plans or otherwise obtaining significant additional funding.

As part of the cash preservation plan, the board of directors determined to terminate all of its employees not deemed necessary to pursue strategic alternatives and execute an orderly wind down of our operations. Affected employees were informed of the reduction in workforce on March 25, 2025. The reduction in workforce was effective on March 31, 2025. The reduction in workforce includes 37 of the Company’s full-time employees representing approximately 84% of our total workforce, including certain employees engaged in research and development, manufacturing and corporate activities. The Company expects to incur approximately $3.8 million in connection with the reduction in workforce, which primarily represents one-time employee termination benefits directly associated with the workforce reduction. The Company also expects to pay the majority of related reduction in workforce amounts by the end of 2025. The Company may also incur other charges or cash expenditures not currently contemplated due to events that may occur as a result of, or associated with, the reduction in workforce, including (but not limited to) impairment charges relating to the balances of property and equipment, net, prepaid research and development costs and right of use assets – operating lease.